Convertible Securities	12 Months Ended
Dec. 31, 2024
Convertible Securities [Abstract]
CONVERTIBLE SECURITIES

NOTE 8 - CONVERTIBLE SECURITIES – April 2021 investors

In June 2022, the Company received from Alpha Capital Anstalt (“Alpha”) the contractually required written consent to proceed with the IPO (the “June 2022 Consent”) in exchange for a cash payment of $300,000 from the proceeds of the IPO, which was paid on September 28, 2022, following the completion of the IPO. Pursuant to the share purchase agreements the Company entered into with certain investors in April 2021 (the “April 2021 SPAs”), in the event of an initial public offering event or in a Dilutive Issuance event (as defined below), reflecting a pre-money valuation of $26,400,000, or a lower one, then such investors shall receive additional ordinary shares and additional shares underlying each warrant, based on 80% of the price per share at the IPO (the “Discounted PPS”), less the number of ordinary shares issued to them in the April 2021 financing, and the number of shares underlying each warrant shall be increased assuming the exercise amount is divided by the Discounted PPS. Additionally, beginning on April 22, 2021 and until the earlier of (i) the 90th calendar day after the expiration of the applicable lock-ups, following the IPO date (i.e. June 2023) or (ii) three years from April 22, 2021, if the Company or its subsidiary shall issue any ordinary shares or equivalents of ordinary shares, in an equity transaction other than an exempt issuance, entitling any person or entity to acquire ordinary shares at an effective price per share less than the per share purchase price of $180.00 (subject to prior adjustment for reverse and forward stock splits and the like) (a “Dilutive Issuance”), then, for no additional consideration, the Company shall immediately issue to the investors in the April 2021 financing that number of additional ordinary shares equal to (a) the per share purchase price of $180.00 divided by amount actually paid in new cash consideration by third parties for each ordinary share in the Dilutive Issuance less (b) the number of ordinary shares issued to Alpha and other investors at the closing of the April 2021 financing pursuant to April 2021 SPAs. Pursuant to the June 2022 Consent, the investor in the April 2021 financing waived their rights for such adjustments as of the date of the IPO and deferred such adjustments (if any) to be effected on the 90th calendar day following the closing of the IPO.

On September 20, 2022, the Company’s volume weighted average stock price was less than the exercise price of $160.00 for the warrants. Accordingly, effective after the closing of trading on December 14, 2022 (the 90th calendar day immediately following the issuance date of the warrants), the warrants’ exercise price was adjusted pursuant to their terms to $160.00 (the “Exercise Price Adjustment”). Following the Exercise Price Adjustment, on February 16, 2023, the Company issued an aggregate of 2,114 ordinary shares to the April 2021 investors as a result of the IPO.